Related party transactions (Details) - Schedule of related parties transactions	6 Months Ended
Jun. 30, 2022
Maya [Member]
Related party transactions (Details) - Schedule of related parties transactions [Line Items]
Relationship with the Company	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company [Member]
Related party transactions (Details) - Schedule of related parties transactions [Line Items]
Relationship with the Company	Equity method investee of the Company
iQsim S.A. [Member]
Related party transactions (Details) - Schedule of related parties transactions [Line Items]
Relationship with the Company	Equity method investee of the Company